Condensed Consolidated Statements of Mezzanine Equity and Shareholders’ Deficit (Unaudited) (Parentheticals)	12 Months Ended
Dec. 31, 2021 $ / shares
Statement of Stockholders' Equity [Abstract]
Debt discount on warrant feature	$ 0.01
Debt discount on Warrant Feature	$ 2.5